UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2013

MFS® MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.0%
Aerospace - 0.8%
Precision Castparts Corp.	49,205	$11,120,822

Airlines - 0.3%
United Continental Holdings, Inc. (a)	144,870	$4,532,982

Apparel Manufacturers - 2.5%
Guess?, Inc.	235,570	$7,309,737
Hanesbrands, Inc.	257,108	13,220,493
PVH Corp.	47,628	5,955,881
VF Corp.	37,210	7,183,763

		$33,669,874
Automotive - 2.0%
Delphi Automotive PLC	326,660	$16,558,395
TRW Automotive Holdings Corp. (a)	163,930	10,891,509

		$27,449,904
Broadcasting - 0.9%
Interpublic Group of Companies, Inc.	797,537	$11,604,163

Brokerage & Asset Managers - 3.1%
Affiliated Managers Group, Inc. (a)	77,226	$12,660,430
Evercore Partners, Inc.	110,000	4,320,800
GFI Group, Inc.	493,932	1,931,274
NASDAQ OMX Group, Inc.	448,680	14,712,217
TD Ameritrade Holding Corp.	346,913	8,426,517

		$42,051,238
Business Services - 1.3%
Brenntag AG	41,574	$6,315,194
Fidelity National Information Services, Inc.	275,530	11,803,705

		$18,118,899
Cable TV - 0.4%
Dish Network Corp., “A”	121,419	$5,162,736

Chemicals - 1.7%
Celanese Corp.	231,920	$10,390,016
Intrepid Potash, Inc.	369,440	7,037,832
LyondellBasell Industries N.V., “A”	90,140	5,972,676

		$23,400,524
Computer Software - 0.6%
Symantec Corp.	351,715	$7,903,036

Computer Software - Systems - 2.8%
Ingram Micro, Inc., “A” (a)	416,050	$7,900,790
NCR Corp. (a)	201,850	6,659,032
NICE Systems Ltd., ADR	169,060	6,236,623
Vantiv, Inc., “A” (a)	257,630	7,110,588
Xerox Corp.	1,200,240	10,886,177

		$38,793,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.4%
NVR, Inc. (a)	5,810	$5,356,820
Stanley Black & Decker, Inc.	179,069	13,842,034

		$19,198,854
Consumer Products - 1.9%
Coty, Inc., “A” (a)	388,530	$6,674,945
International Flavors & Fragrances, Inc.	113,825	8,555,087
Newell Rubbermaid, Inc.	409,170	10,740,713

		$25,970,745
Containers - 2.2%
Ball Corp.	168,633	$7,005,015
Greif, Inc., “A”	170,220	8,965,487
Owens-Illinois, Inc. (a)	215,415	5,986,383
Sealed Air Corp.	318,770	7,634,542

		$29,591,427
Electrical Equipment - 2.5%
Pentair Ltd.	118,085	$6,812,324
Sensata Technologies Holding B.V. (a)	183,560	6,406,244
Tyco International Ltd.	386,360	12,730,562
WESCO International, Inc. (a)	113,030	7,681,519

		$33,630,649
Electronics - 3.2%
Altera Corp.	264,880	$8,738,391
Analog Devices, Inc.	189,270	8,528,506
Microchip Technology, Inc.	332,226	12,375,419
NXP Semiconductors N.V. (a)	198,420	6,147,052
Ultratech, Inc. (a)	217,910	8,001,655

		$43,791,023
Energy - Independent - 5.1%
Cabot Oil & Gas Corp.	144,496	$10,262,106
Cobalt International Energy, Inc. (a)	197,640	5,251,295
CONSOL Energy, Inc.	188,616	5,111,494
EQT Corp.	140,240	11,130,849
Gulfport Energy Corp. (a)	75,080	3,534,016
Noble Energy, Inc.	209,678	12,589,067
PDC Energy, Inc. (a)	37,870	1,949,548
Peabody Energy Corp.	261,740	3,831,874
QEP Resources, Inc.	226,134	6,282,003
SM Energy Co.	150,170	9,007,197

		$68,949,449
Engineering - Construction - 0.5%
Fluor Corp.	114,036	$6,763,475

Food & Beverages - 5.3%
Bunge Ltd.	174,260	$12,332,380
Coca-Cola Enterprises, Inc.	289,230	10,169,327
Dr Pepper Snapple Group, Inc.	144,280	6,626,780
Ingredion, Inc.	172,430	11,314,857
J.M. Smucker Co.	140,629	14,505,881
Pinnacle Foods, Inc.	385,350	9,306,203

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Tate & Lyle PLC	631,540	$7,934,410

		$72,189,838
Food & Drug Stores - 0.6%
Shoppers Drug Mart Corp.	185,070	$8,538,173

Gaming & Lodging - 0.5%
Wynn Resorts Ltd.	51,750	$6,624,000

General Merchandise - 0.4%
Kohl’s Corp.	118,710	$5,996,042

Insurance - 6.9%
Allied World Assurance Co.	124,552	$11,397,754
Aon PLC	172,139	11,077,145
Everest Re Group Ltd.	91,346	11,716,038
Genworth Financial, Inc. (a)	381,653	4,354,661
Hanover Insurance Group, Inc.	150,057	7,342,289
Hartford Financial Services Group, Inc.	197,064	6,093,219
Lincoln National Corp.	320,300	11,681,341
Protective Life Corp.	210,120	8,070,709
Symetra Financial Corp.	440,453	7,042,843
Unum Group	261,854	7,690,652
Validus Holdings Ltd.	214,880	7,761,466

		$94,228,117
Leisure & Toys - 1.5%
Activision Blizzard, Inc.	407,810	$5,815,371
Hasbro, Inc.	106,372	4,768,657
Mattel, Inc.	215,720	9,774,273

		$20,358,301
Machinery & Tools - 3.0%
Cummins, Inc.	89,933	$9,754,133
Eaton Corp. PLC	187,580	12,344,640
Joy Global, Inc.	122,850	5,961,911
Kennametal, Inc.	163,390	6,344,434
Regal Beloit Corp.	104,170	6,754,383

		$41,159,501
Major Banks - 3.9%
Comerica, Inc.	287,057	$11,433,480
Huntington Bancshares, Inc.	1,198,210	9,441,895
KeyCorp	1,258,723	13,896,302
Regions Financial Corp.	1,002,170	9,550,680
State Street Corp.	139,140	9,073,319

		$53,395,676
Medical & Health Technology & Services - 1.6%
AmerisourceBergen Corp.	294,198	$16,425,074
Universal Health Services, Inc.	72,440	4,850,582

		$21,275,656
Medical Equipment - 5.9%
Analogic Corp.	45,710	$3,329,059
CareFusion Corp. (a)	280,490	10,336,057

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Cooper Cos., Inc.	75,140	$8,945,417
Covidien PLC	126,240	7,932,922
DENTSPLY International, Inc.	273,474	11,201,495
Pall Corp.	74,530	4,951,028
PerkinElmer, Inc.	509,425	16,556,313
St. Jude Medical, Inc.	193,010	8,807,046
Teleflex, Inc.	108,963	8,443,543

		$80,502,880
Metals & Mining - 0.6%
GrafTech International Ltd. (a)	539,063	$3,924,379
Iluka Resources Ltd.	469,273	4,236,814

		$8,161,193
Natural Gas - Distribution - 2.8%
AGL Resources, Inc.	170,724	$7,317,231
NiSource, Inc.	286,750	8,212,520
NorthWestern Corp.	174,348	6,956,485
Spectra Energy Corp.	437,149	15,064,155

		$37,550,391
Oil Services - 3.0%
C&J Energy Services, Inc. (a)	286,750	$5,554,348
Cameron International Corp. (a)	107,124	6,551,704
Dresser-Rand Group, Inc. (a)	183,328	10,996,013
Ensco PLC, “A”	164,510	9,561,321
Noble Corp.	236,320	8,880,906

		$41,544,292
Other Banks & Diversified Financials - 5.7%
CIT Group, Inc. (a)	208,060	$9,701,838
Discover Financial Services	235,010	11,195,876
Fifth Third Bancorp	752,370	13,580,279
New York Community Bancorp, Inc.	507,730	7,108,220
PrivateBancorp, Inc.	275,680	5,847,173
SunTrust Banks, Inc.	317,770	10,031,999
TCF Financial Corp.	1,063,040	15,073,907
Zions Bancorporation	198,920	5,744,810

		$78,284,102
Pharmaceuticals - 1.6%
Mylan, Inc. (a)	275,050	$8,534,802
Valeant Pharmaceuticals International, Inc. (a)	118,800	10,226,304
Zoetis, Inc.	90,400	2,792,456

		$21,553,562
Railroad & Shipping - 0.7%
Kansas City Southern Co.	87,098	$9,228,904

Real Estate - 3.1%
Annaly Mortgage Management, Inc., REIT	365,510	$4,594,461
Big Yellow Group PLC, REIT	722,021	4,232,776
DDR Corp., REIT	334,940	5,576,751
EPR Properties, REIT	212,660	10,690,418
Equity Lifestyle Properties, Inc., REIT	105,400	8,283,386

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Mid-America Apartment Communities, Inc., REIT	131,650	$8,921,921

		$42,299,713
Specialty Chemicals - 4.0%
Air Products & Chemicals, Inc.	66,002	$6,043,803
Airgas, Inc.	78,679	7,510,697
Akzo Nobel N.V.	158,678	8,913,144
FMC Corp.	207,140	12,647,968
Rockwood Holdings, Inc.	80,760	5,171,063
Symrise AG	149,231	6,025,325
Valspar Corp.	118,510	7,664,042

		$53,976,042
Specialty Stores - 3.0%
ANN, Inc. (a)	178,710	$5,933,172
AutoZone, Inc. (a)	16,114	6,827,341
Bed Bath & Beyond, Inc. (a)	144,520	10,246,468
Children’s Place Retail Store, Inc. (a)	151,481	8,301,159
Sally Beauty Holdings, Inc. (a)	133,200	4,142,520
Staples, Inc.	316,280	5,016,201

		$40,466,861
Telephone Services - 0.9%
Frontier Communications Corp. (l)	1,020,521	$4,133,110
Windstream Corp. (l)	1,068,250	8,236,208

		$12,369,318
Tobacco - 1.7%
Lorillard, Inc.	242,460	$10,590,653
Schweitzer-Mauduit International, Inc.	252,060	12,572,753

		$23,163,406
Trucking - 0.4%
Swift Transportation Co. (a)	354,850	$5,869,219

Utilities - Electric Power - 6.7%
AES Corp.	778,281	$9,331,589
Calpine Corp. (a)	289,600	6,148,208
CenterPoint Energy, Inc.	248,924	5,847,225
CMS Energy Corp.	566,299	15,386,344
DTE Energy Co.	137,360	9,204,494
Great Plains Energy, Inc.	462,580	10,426,553
Northeast Utilities	342,096	14,374,874
NRG Energy, Inc.	118,587	3,166,273
Portland General Electric Co.	277,420	8,486,278
Public Service Enterprise Group, Inc.	290,870	9,499,804

		$91,871,642
Total Common Stocks		$1,322,309,839

Convertible Preferred Stocks - 0.8%
Automotive - 0.4%
General Motors Co., 4.75%	114,910	$5,534,066

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - continued
Utilities - Electric Power - 0.4%
PPL Corp., 9.5%	105,100	$5,508,291
Total Convertible Preferred Stocks		$11,042,357

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	23,321,741	$23,321,741

Collateral for Securities Loaned - 0.6%
Navigator Securities Lending Prime Portfolio, 0.17%, at Net Asset Value (j)	8,304,565	$8,304,565
Total Investments		$1,364,978,502

Other Assets, Less Liabilities - (0.1)%		(1,219,102)
Net Assets - 100.0%		$1,363,759,400

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,264,546,381	$—	$—	$1,264,546,381
Canada	18,764,477	—	—	18,764,477
Netherlands	6,147,052	8,913,144	—	15,060,196
Germany	6,315,194	6,025,325	—	12,340,519
United Kingdom	—	12,167,186	—	12,167,186
Israel	6,236,623	—	—	6,236,623
Australia	—	4,236,814	—	4,236,814
Mutual Funds	31,626,306	—	—	31,626,306
Total Investments	$1,333,636,033	$31,342,469	$—	$1,364,978,502

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $10,258,101 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,071,419,687
Gross unrealized appreciation	311,359,139
Gross unrealized depreciation	(17,800,324)
Net unrealized appreciation (depreciation)	$293,558,815

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,685,359	195,949,948	(207,313,566)	23,321,741

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,407	$23,321,741

QUARTERLY REPORT

June 30, 2013

MFS® BLENDED RESEARCH® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.4%
Aerospace - 3.4%
Lockheed Martin Corp.	28,572	$3,098,916
Precision Castparts Corp.	7,562	1,709,088
United Technologies Corp.	31,270	2,906,234

		$7,714,238
Automotive - 2.1%
Delphi Automotive PLC	50,320	$2,550,721
Johnson Controls, Inc.	64,580	2,311,318

		$4,862,039
Biotechnology - 2.7%
Amgen, Inc.	26,097	$2,574,730
Gilead Sciences, Inc. (a)	69,180	3,542,708

		$6,117,438
Broadcasting - 1.3%
Viacom, Inc., “B”	43,260	$2,943,843

Business Services - 2.5%
Accenture PLC, “A”	39,680	$2,855,373
CoreLogic, Inc. (a)	63,940	1,481,490
FleetCor Technologies, Inc. (a)	15,830	1,286,979

		$5,623,842
Cable TV - 2.9%
Comcast Corp., “A”	70,350	$2,946,258
Time Warner Cable, Inc.	32,630	3,670,222

		$6,616,480
Chemicals - 2.3%
CF Industries Holdings, Inc.	12,099	$2,074,979
LyondellBasell Industries N.V., “A”	10,070	667,238
PPG Industries, Inc.	17,617	2,579,305

		$5,321,522
Computer Software - 4.4%
Microsoft Corp.	53,782	$1,857,092
Oracle Corp.	117,194	3,600,200
SolarWinds, Inc. (a)	51,310	1,991,341
Symantec Corp.	115,920	2,604,722

		$10,053,355
Computer Software - Systems - 5.1%
Apple, Inc.	11,514	$4,560,465
Hewlett-Packard Co.	141,800	3,516,640
International Business Machines Corp.	6,594	1,260,179
Western Digital Corp.	36,920	2,292,363

		$11,629,647
Construction - 0.4%
Pulte Homes, Inc. (a)	46,200	$876,414

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 3.0%
Nu Skin Enterprises, Inc., “A”	47,690	$2,914,813
Procter & Gamble Co.	49,861	3,838,798

		$6,753,611
Electrical Equipment - 0.7%
General Electric Co.	67,754	$1,571,215

Electronics - 1.5%
Intel Corp.	140,617	$3,405,744

Energy - Independent - 2.3%
EOG Resources, Inc.	20,830	$2,742,894
Marathon Petroleum Corp.	35,370	2,513,392

		$5,256,286
Energy - Integrated - 6.7%
Chevron Corp.	50,781	$6,009,424
Exxon Mobil Corp.	103,729	9,371,915

		$15,381,339
Food & Beverages - 3.7%
Coca-Cola Co.	7,160	$287,188
Coca-Cola Enterprises, Inc.	75,300	2,647,548
General Mills, Inc.	57,950	2,812,314
Tyson Foods, Inc., “A”	106,190	2,726,959

		$8,474,009
Food & Drug Stores - 4.2%
CVS Caremark Corp.	69,760	$3,988,877
Kroger Co.	82,610	2,853,349
Walgreen Co.	63,200	2,793,440

		$9,635,666
General Merchandise - 2.0%
Dillard’s, Inc.	14,270	$1,169,712
Macy’s, Inc.	57,970	2,782,560
Target Corp.	10,360	713,390

		$4,665,662
Health Maintenance Organizations - 1.3%
WellPoint, Inc.	36,010	$2,947,058

Insurance - 5.6%
American International Group, Inc. (a)	18,910	$845,277
Berkshire Hathaway, Inc., “B” (a)	2,871	321,322
Everest Re Group Ltd.	18,153	2,328,304
MetLife, Inc.	73,790	3,376,630
Prudential Financial, Inc.	48,290	3,526,619
Validus Holdings Ltd.	63,260	2,284,951

		$12,683,103
Internet - 3.9%
AOL, Inc.	26,270	$958,330
Google, Inc., “A” (a)	5,865	5,163,370
Yahoo!, Inc. (a)	108,140	2,715,395

		$8,837,095

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 1.5%
Cummins, Inc.	23,631	$2,563,018
Kennametal, Inc.	24,680	958,324

		$3,521,342
Major Banks - 6.6%
Goldman Sachs Group, Inc.	23,571	$3,565,114
JPMorgan Chase & Co.	113,073	5,969,124
PNC Financial Services Group, Inc.	41,620	3,034,930
Wells Fargo & Co.	57,760	2,383,755

		$14,952,923
Medical Equipment - 2.9%
Abbott Laboratories	59,520	$2,076,058
Medtronic, Inc.	27,340	1,407,190
Thermo Fisher Scientific, Inc.	37,450	3,169,394

		$6,652,642
Network & Telecom - 1.0%
Qualcomm, Inc.	37,250	$2,275,230

Oil Services - 1.2%
Ensco PLC, “A”	25,500	$1,482,060
Halliburton Co.	6,130	255,744
Superior Energy Services, Inc. (a)	41,010	1,063,799

		$2,801,603
Other Banks & Diversified Financials - 3.7%
Citigroup, Inc.	94,964	$4,555,423
Discover Financial Services	70,990	3,381,964
Visa, Inc., “A”	3,125	571,094

		$8,508,481
Pharmaceuticals - 6.2%
AbbVie, Inc.	50,940	$2,105,860
Johnson & Johnson	46,895	4,026,405
Merck & Co., Inc.	56,760	2,636,502
Pfizer, Inc.	187,750	5,258,878

		$14,027,645
Railroad & Shipping - 0.7%
Union Pacific Corp.	9,807	$1,513,024

Real Estate - 0.3%
Public Storage, Inc., REIT	4,550	$697,652

Restaurants - 1.5%
McDonald’s Corp.	34,338	$3,399,462

Specialty Chemicals - 0.9%
Airgas, Inc.	21,210	$2,024,707

Specialty Stores - 0.1%
Abercrombie & Fitch Co., “A”	5,760	$260,640

Telecommunications - Wireless - 1.2%
American Tower Corp., REIT	36,650	$2,681,681

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 3.3%
AT&T, Inc.	43,624	$1,544,290
CenturyLink, Inc.	56,514	1,997,770
Verizon Communications, Inc.	78,180	3,935,581

		$7,477,641
Tobacco - 2.3%
Lorillard, Inc.	61,320	$2,678,458
Philip Morris International, Inc.	30,380	2,631,516

		$5,309,974
Trucking - 1.2%
United Parcel Service, Inc., “B”	30,590	$2,645,423

Utilities - Electric Power - 2.8%
AES Corp.	201,970	$2,421,620
American Electric Power Co., Inc.	56,240	2,518,427
NRG Energy, Inc.	57,770	1,542,459

		$6,482,506
Total Common Stocks		$226,602,182

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	3,272,550	$3,272,550
Total Investments		$229,874,732

Other Assets, Less Liabilities - (0.8)%		(1,832,438)
Net Assets - 100.0%		$228,042,294

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$226,602,182	$—	$—	$226,602,182
Mutual Funds	3,272,550	—	—	3,272,550
Total Investments	$229,874,732	$—	$—	$229,874,732

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$207,656,699
Gross unrealized appreciation	25,621,117
Gross unrealized depreciation	(3,403,084)
Net unrealized appreciation (depreciation)	$22,218,033

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
	703,875	68,434,878	(65,866,203)	3,272,550

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
	$—	$—	$2,275	$3,272,550

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2013

*	Print name and title of each signing officer under his or her signature.